Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies [Abstract]
Summary of significant accounting policies
3 SUMMARY OF MATERIAL ACCOUNTING POLICIES
The accounting policies have been consistently applied to all consolidated companies.
There were no changes on such policies and estimates calculation methodologies, except for the application of the new accounting policies presented in note 3.1, adopted as of January 1, 2025.
3.1 New accounting policies and changes in accounting policies adopted
The new standards and interpretations issued, until the issuance of the Company’s consolidated financial statements, are described below.
3.1.1 Amendments to IAS 21: Lack of interchangeability (applicable for annual on/or after January 1, 2025)
The changes will create requirements for the entity to apply a consistent approach to assessing whether a currency is exchangeable for another currency and, when it is not, to determining the appropriate exchange rate to use and the disclosures to be made.
In this context, exchangeability is considered non-existent when, for a given purpose, the entity is unable to obtain more than an insignificant amount of foreign currency. To this end, the entity evaluates:
i.the timeliness of obtaining foreign currency;
ii.the practical ability (and not the intention) to obtain foreign currency; It is
iii.the available markets or exchange mechanisms that create enforceable rights and obligations.
The Company assessed the content of this pronouncement and did not identify any impacts.
3.2 Accounting policies adopted
The standards and interpretations issued up to the date of the Company's consolidated financial statements are described below.
3.2.1 Financial statements
3.2.1.1 Consolidated financial statements
They are prepared using information from Suzano and its subsidiaries on the same base date, except for the subsidiary Suzano Packaging and the affiliates Biomas, Simplifyber, which have a lag of less than three months in relation to the base date of these financial statements, in accordance with the provisions of IAS 28. The Company evaluates the effects of timing differences and incorporates the impact of relevant events into the consolidated results. As of December 31, 2025, no material transactions were identified that would affect the financial position presented in the financial statements
On December 31, 2025, Suzano had an investment in the associate Spinnova, in the amount of R$54,393, representing 18.76% of the equity of this associate. Up to the date of this report, the latest financial statements published for this investment were more than three months out of date. In these circumstances, the investment is measured based on the latest information available, with the necessary adjustments being made as a result of the effects of significant transactions and events, which have no material effect on the consolidated result.
The Company consolidates all subsidiaries over which it has direct or indirect control, i.e. when it is exposed to or has the right to variable returns on its investment with the investee and has the ability to direct the relevant activities of the investee. When applicable, the participation of non-controlling shareholders is disclosed separately.
In addition, all transactions and balances between Suzano and its subsidiaries, associates and joint operations were eliminated in consolidation, as well as the unrealized profits or losses arising from these transactions, net of tax effects, investments and the respective equity results.
3.2.2 Investments

3.2.2.1 Subsidiaries
These include all entities for which the Company has the power to govern the financial and operating policies, generally through a majority of voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns on its investment in the investee, and has the ability to affect those returns through its power over the entity.
Subsidiaries are consolidated from the date on which control is obtained and consolidated from the date on which control ceases.
3.2.2.2 Joint operations
These include all entities for which the Company maintains contractually established control over its economic activity, and exists only when the strategic, financial and operational decisions regarding the activity requiring the unanimous consent of the parties sharing control.
In the consolidated financial statements, the balance of assets, liabilities, revenue and expenses are recognized proportionally to the interest in joint operations.
3.2.2.3 Associates and joint ventures
In the investments in associates, the Company must have significant influence, which means the power to participate in the financial and operating policy decisions of the investee, without having control or joint control over those policies. In investments in joint ventures, there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities requiring the unanimous consent of the parties sharing control.
These include all entities initially recognized at cost and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date.
3.2.2.4 Business combinations
These are accounted for using the acquisition method when control is transferred to the acquirer. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at the acquisition date, and the amount of any non-controlling interest in the acquiree. For each business combination, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The costs directly attributable to the acquisition are recorded as expenses when they are incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as reductions in debt or equity, respectively.
In a business combination, assets acquired and liabilities assumed are evaluated in order to classify and allocate them, assessing the terms of the agreement, the economic circumstances and other conditions at the acquisition date.
Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired. After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For the purpose of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.
Gains on an advantageous purchase are recognized immediately in the result. The borrowing costs are recorded in the income statement as they are incurred.
Contingent liabilities related to tax, civil and labor, classified in the acquired company as possible and remote risks, are recognized by the acquirer at their fair values.
Transactions involving the acquisition of shares with shared control over the net assets traded are evaluated in accordance with the complementary guidance to IFRS 3 - Business Combinations, IFRS 11 and IAS 28 - Investments in Associates and Joint Ventures to evaluate initial recognition criteria.
For the investments defined based on the equity method, investments are initially recognized at cost. The carrying amount of the investment is adjusted for the recognition of changes in the Company's share of the acquirer's Shareholders' equity as at the acquisition date.
Goodwill is measured and segregated from the carrying amount of the investment. Other intangible assets identified in the transaction shall be allocated in proportion to the interest acquired by the Company, based on the difference between the carrying amounts recorded in the acquired entity and its fair value assets, which may be amortized.
3.2.3 Translation of financial statements into the functional and presentation currency
The Company has determined that, for the parent company and all its subsidiaries, the functional and presentation currency is the Brazilian Real. The subsidiaries that are exceptions and do not have the Real as their functional currency are:
•Suzano Packaging , a foreign subsidiary whose functional currency is the U.S. Dollar;
•Simplifyber, an overseas associate whose functional currency is the U.S. Dollar;
•Spinnova, an overseas associate whose functional currency is the Euro.
The accumulated gains or losses of which affect the conversion of the financial statements, which are recorded in other comprehensive income, in equity.
The individual financial information of each of the subsidiaries, included in the consolidated financial statement, are prepared in the local currency in which the subsidiary operates and are translated into the Company’s functional and presentation currency.
3.2.4 Transactions and balances in foreign currency
These are translated using the following criteria:
(i)Monetary assets and liabilities are translated at the exchange rate in effect at year-end;
(ii)Non-monetary assets and liabilities are translated at the historical rate of the transaction;
(iii)Revenue and expenses are translated based on monthly average rate; and
(iv)The cumulative effects of gains or losses upon translation are recognized in the financial results of the year.
The cumulative translation adjustment (“CTA”) arising from the translation of a foreign operation previously recognized in other comprehensive income are reclassified from equity to profit or loss at the disposal of the operations. The total or partial disposal of interest in wholly-owned subsidiaries occurs through sale or dissolution, of all or part of operation.
3.2.5 Segment information
An operating segment is a component of the Company that carries out business activities from which it can obtain revenue and incur expenses. The operating segments reflect how the Company’s management reviews the financial information used to make decisions. The Company’s management has identified two reportable segments, which meet the quantitative and qualitative disclosure requirements, in accordance with the current management model (note 28).
The operating segments defined by Management are as follows:
Pulp: comprises the production and sale of short-fiber eucalyptus pulp and fluff pulp, primarily to supply the international market.
Paper: comprises the production and sale of paper to meet the demands of both domestic and international markets. Sales of consumer goods (tissue) are classified within this segment due to their immateriality.

3.2.6 Financial instruments

3.2.6.1 Classification
Financial instruments are classified based on the purpose for which the financial instruments were acquired, as set forth below:
(i)Amortized cost;
(ii)Fair value through other comprehensive income; and
(iii)Fair value through profit or loss.
Regular purchases and sales of financial assets are recognized on the trade date, meaning the date on which the Company commits to purchase or sell the asset. Financial instruments are derecognized when the rights to receive cash flow from the investments have expired or have been transferred, substantially, all of the risks and rewards of ownership.

3.2.6.1.1 Financial instruments measured at amortized cost
Financial instruments held by the Company: (i) in order to receive their contractual cash flow and not to sell to realize a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flow that exclusively represents payments of principal and interest on the principal amount outstanding. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method, and adjusted for foreign exchange and monetary variations incurred, when applicable. Any changes are recognized under financial income (expenses) in the income statement.
Annually, the Company assesses whether there is evidence that a financial asset is impaired. A financial is impaired only if there is evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event has an impact on the estimated future cash flow of the financial asset that can be estimated reliably.
The criteria the Company uses to determine whether there is evidence of an impairment loss includes:
(i)Significant financial difficulty of the issuer or debtor;
(ii)Defaults on or late payment of interest or principal under the agreement;
(iii)Where the Company, for economic or legal reasons relating to the borrower's financial difficulty, grants to the borrower a concession that a lender would not otherwise consider;
(iv)It becomes probable that the borrower will enter bankruptcy or other financial reorganization;
(v)The disappearance of an active market for that financial asset because of financial difficulties; and
(vi)Observable data indicating a measurable decrease in the estimated future cash flow from a portfolio of financial assets after the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.
The amount of an impairment loss is measured at the difference between the carrying amount of the asset and the present value of estimated future cash flows, discounted at the financial asset's original effective interest rate. If the financial asset is impaired, the carrying amount of the asset is reduced and a loss is recognized in the income statement.
If, in a subsequent remeasurement, if there is an improvement in the asset rating, such as an improvement in the debtor's credit rating, the reversal of the previously recognized impairment loss is recognized in the income statement.
Cash and cash equivalents
Include cash on hand, bank deposits and highly liquid short-term investments with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to an insignificant risk of changes in value.
Trade accounts receivable
These are recorded at their invoiced amounts, in the normal course of the Company´s business, adjusted for exchange rate variations where denominated in foreign currency and, if applicable, net of expected credit losses.
The Company applies an aging-based provision matrix with appropriate groupings for its portfolio. When necessary, based on individual analyses, the provision for expected losses is supplemented.
The Company examines the maturity of receivables on a monthly basis and identifies those customers with overdue balances, assessing the specific situation of each client, including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation. In the event of default, collection attempts are made, which include direct contact with customers and collection efforts through third parties. Should these efforts prove unsuccessful, legal measures are considered, and expected credit losses are recognized. The notes are written off from the credit expected loss when Management considers that they are not recoverable after taking all appropriate measures to collect them.
Trade accounts payable and supplier finance arrangement
Corresponds to the obligations payable for goods or services acquired in the normal course of the Company´s business.
Supplier finance arrangements are made available for suppliers to anticipate receivables related to the Company's routine purchases. In this transaction, financial institutions pay suppliers who opted for early receipt in exchange for a discount and, when agreed upon between financial institutions and suppliers (the decision to adhere to this transaction is exclusive to the suppliers), the Company pays the financial institutions the total nominal amount of the original obligation on the original payment date. Therefore, these transactions do not change the amounts, nature and timing of the liabilities (including terms, prices and conditions previously agreed upon) and do not affect the Company with the financial charges charged by financial institutions. Additionally, payments made by the Company are directly related to supplier invoices and do not change cash flows. Accordingly, the Company continues to recognize suppliers who opted for drawdown risk in operating activities in the statements of cash flows.
Loans, financing and debentures
General or specific borrowing costs, directly attributable to the acquisition, construction or production of a qualifying asset, are capitalized as a part of the cost of that asset when it is probable that they will provide future economic benefits for the entity, and that such cost can be measured with reliability. The Company does not have specific loans to obtain qualifying assets. Other loan costs are recognized as expenses in the period during which they are incurred.
3.2.6.1.2 Financial instruments at fair value through other comprehensive income
Financial instruments at fair value through other comprehensive income are financial assets held by the Company: (i) either to receive their contractual cash flow through sale with the realization of a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flows constituting, exclusively, repayments of principal and interest on the principal amount outstanding. In addition, this category includes investments in equity instruments where, upon initial recognition, the Company elected to present subsequent changes in its fair value within other comprehensive income. Any changes are recognized under net financial income (expenses) in the income statement, except for the fair value of investments in equity instruments, which are recognized in other comprehensive income.
Includes the balance presented in Note 14.1 as other investments evaluated at fair value through other comprehensive income.
For such financial assets, the Company periodically assesses whether there are significant or prolonged reductions in the fair value of the instrument below its cost, in order to identify potential impairment and the corresponding impairment loss, measured as the difference between the acquisition cost and the current fair value, less any loss previously recognized in other comprehensive income.

3.2.6.1.3 Financial instruments at fair value through profit or loss
Financial instruments at fair value through profit or loss are either designated in this category or not classified in any of the other categories. Any changes are recognized within financial income (expenses) in the income statement for non-derivative financial instruments and for financial derivative instruments within income from derivative financial instruments.
Derivative financial instruments and hedging activities
Hedging instruments are derivatives executed exclusively for the purpose of mitigating the Company’s financial risks.
Embedded derivatives in non-derivative main contracts are required to be separated when their risks and characteristics are not closely related to those of the respective main contracts, and these are not measured at fair value through profit or loss.
Non-option embedded derivatives are separated from the respective main contracts in accordance with the stated or implied substantive terms, so they have a zero fair value upon initial recognition.

3.2.7 Inventories
These are evaluated at the average acquisition or formation cost of the finished products, net of recoverable taxes, not exceeding their net realizable value.
Finished products and work-in-process consist of raw materials, direct labor, production costs, freight, storage and general production expenses, which are related to the processes required to make the products available for sale.
Imports in transit are presented at the cost incurred up to the balance sheet date.
Raw materials derived from biological assets are measured based on their fair value, less costs to sell at the point of harvest and freight costs.
Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production costs for the respective month, whereas unusual losses, if any, are recorded directly as part of cost of sales.
3.2.8 Biological assets
The biological assets for production (mature and immature forests) are reforested eucalyptus forests, with a formation cycle between planting and harvest from 6 to 7 years, measured at fair value. Depletion is measured based on the amount of biological assets depleted (harvested) and measured at fair value at the time of harvest.
For the determination of the fair value, the income approach technique was applied, using the discounted cash flow model, according to the projected productivity cycle for these assets. The assumptions used to measure the fair value are reviewed every six months, as the Company considers that this interval is sufficient to ensure no significant gaps in the fair value balance of biological assets booked. Significant assumptions are presented in Note 13.
The gain or loss on the assessment of fair value is recognized in operating income (expenses), net.
Biological assets in the process of formation under the age of 2 (two) years are recorded for at their formation cost. Areas of permanent environmental preservation are not recorded, because these are not characterized as biological assets, and are not included in the measurement at fair value.
3.2.9 Property, plant and equipment
Stated at their cost of acquisition, formation, construction or dismantling, net of recoverable taxes. This cost is deducted from the accumulated depreciation and accumulated impairment losses, when incurred, at the higher of the value in use or the proceeds from sale less cost to sell. The borrowing costs are capitalized as a component of construction in progress, at the weighted average rate of the Company’s debt at the capitalization date, adjusted for the equalization of exchange rate effects.
Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed annually, and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.
The Company performs an annual analysis of impairment indicators of property, plant and equipment. Impairment for losses on property, plant and equipment are only recognized if the related cash-generating unit is devalued, or if the asset’s recoverable amount is less than its carrying amount. The recoverable amount of the asset or cash-generating unit is the higher of its value in use, and its fair value less costs to sell.
The cost of major renovations is capitalized if the future economic benefits exceed the performance standards initially estimated for the asset and are then depreciated over the remaining useful life of the related asset.
Repairs and maintenance are expensed as incurred.
Gains and losses on disposals of property, plant and equipment are measured by comparing the proceeds with the book value and are recognized as other operating income (expenses), net, at the disposal date.
3.2.10 Leases
A contract is, or contains, a lease if the right to control the use of an identified asset for a period of time is transferred in exchange for consideration, for which it is necessary to assess whether:
i.The contract involves the use of an identifiable asset, which may be explicit or implicit, and may be physically distinct or represent almost the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;
ii.The Company has the right to obtain substantially all the economic benefits from the use of the asset during the contract period; and
iii.The Company has the right to direct the use of the asset, meaning the Company has the right to decide to change how and for what purpose the asset is used, if:
•It has the right to operate the asset, or
•It designed the asset, in a way that predetermines how and for what purpose it will be used.
At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability that represents the obligation to make payments related to the asset underlying the lease.
The right-to-use asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any payments made up to the contract start date, plus any direct initial costs incurred, and estimated costs of disassembly, removal, or restoration of the asset in the place where it is located, less any incentives received.
The right-to-use asset is subsequently depreciated using the straight-line method from the start date to the end of the useful life of the right to use, or the end of the lease term, whichever is shorter. Except for land agreements that are automatically extended for the same period through a notification to the lessor, other agreements are not allowed automatic renewals for an indefinite period, since both parties have the right to terminate the agreements.
The lease liability is initially measured at the present value of the payments not made, less the incremental loan rate.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change:
i.In future payments resulting from a change in index or rate;
ii.In the estimate of the expected amount to be paid, at the guaranteed residual value; or
iii.In the assessment of whether the Company will exercise the purchase option, extension or termination.
When the lease liability is remeasured, the corresponding adjustment amount is recorded in the book value of the right-of-use asset, or in the statement of profit and loss, if the book value of the right-of-use asset has been reduced to zero.
The Company does not have lease agreements with clauses imposing:
i.Variable payments that are based on the performance of the leased assets;
ii.Guarantees of residual value; and
iii.Restrictions, such as, for example, an obligation to maintain financial ratios.
Short-term or low-value contracts which are exempt from these standards are contracts where the individual value of the assets is lower than US$5, and for which the maturity date is shorter than 12 months, are expensed as incurred.
3.2.11 Intangible assets
These are measured at cost at the time when they are initially recognized. The cost of intangible assets acquired during a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable.
The useful life of intangible assets are assessed as finite or indefinite.
Intangible assets with a finite life are amortized over the economically useful lives and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for intangible assets with finite useful lives are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite useful lives is recognized in the statement of income as an expense related to its use, and in line with the economically useful life of the intangible asset.
Amortization of supplier and port services contracts, port concessions, lease agreements, and cultivars is recognized in cost of sales. Amortization of customer relationships is recognized in selling and marketing expenses. Amortization of trademarks and patents, non-compete agreements, research and development agreements, and system development and implementation costs is recognized in general and administrative expenses. Amortization of software is recognized based on its functional use and may be included in cost of sales, selling or general and administrative expenses.
Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment losses, individually or at the CGU level. The allocation is made to the CGU or group of CGUs that represents the lowest level within the entity for which goodwill is monitored for management's internal purposes, that has benefited from the business combination. The Company mainly records in this subgroup goodwill for expected future profitability (goodwill) and easement of passage.
This testing involved the adoption of significant assumptions and judgments, disclosed in Note 16.
3.2.12 Current and deferred income tax and social contribution and uncertainty over income tax treatments (IFRIC 23)
Income taxes include income tax and social contribution on net income, current and deferred. These taxes are recognized in the income statement, except to the extent that they relate to items recognized directly in equity. In this case, they are recognized in equity under other reserves.
Subsidiaries domiciled in Brazil have their taxes calculated and provisioned in accordance with the current legislation and their specific tax regime, including, in some cases, the presumed profit method. Subsidiaries domiciled abroad are subject to taxation in their respective jurisdictions, according to local regulations.
The current charge is calculated based on the tax laws enacted in the countries in which the Company and its subsidiaries and affiliates operate and generate taxable income. Management periodically evaluates the positions assumed in the income tax returns with respect to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the amounts that must be paid to the tax authorities.
Deferred tax and contribution liabilities are recognized on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred taxes and contributions are determined based on the rates in force on the balance sheet date, and which must be applied when they are realized or settled.
Deferred tax assets and contributions are recognized to the extent that it is probable that future taxable profits will be available for use to offset temporary differences, based on the projections of future results prepared and based on internal assumptions and future economic scenarios that may, therefore, undergo changes.
The projection for the realization of deferred tax assets was prepared based on Management's estimates that are based on significant judgments and assumptions relating to net average pulp and paper prices, and the transfer prices with the subsidiaries based in Austria. However, there are other assumptions that are not under the control of the Company, such as inflation rates, exchange rates, pulp prices in the international market, and other economic uncertainties in Brazil, which mean that future results may differ from those considered in the preparation of the consolidated projection.
Deferred income tax and social contribution are recognized on temporary differences arising from investments in subsidiaries and associates, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary differences will not be reversed in the foreseeable future.
Deferred tax and contribution assets and liabilities are offset and presented at their net amounts in the balance sheet whenever they are related to the same legal entity and the same tax authority.
The parcel of the adjustment of the value of the investment in subsidiaries, direct and indirect, domiciled abroad, equivalent to the profit earned by them before income tax, except for exchange rate variation, is added in the determination of taxable income and the social contribution calculation basis of the controlling entity domiciled in Brazil, at each year ended.

3.2.13 Provisions, contingent assets and liabilities
Contingent assets are not recorded. Recognition is only performed when there are guarantees or favorable judicial decisions and the amounts of these can be measured reliably. Contingent assets for which such conditions are not met are only disclosed in the notes to the financial statements when their amounts are material.
Provisions for liabilities are made to the extent that the Company expects that is probable that it will disburse cash, and the amount can be reliably estimated. Tax, civil, environmental and labor proceedings are accrued when losses are assessed as probable, and the amounts involved can be measured reliably, being recorded net of judicial deposits, under “provisions for judicial liabilities”. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Contingent liabilities assessed as representing remote losses are neither accrued nor disclosed.
Contingent liabilities arising from business combinations are recognized if they arise from a present obligation as a result of from past events, and if their fair values can be measured reliably, and are subsequently measured at the higher of:
i.The amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or
ii.The amount initially recognized less, where appropriate, revenue recognized in accordance with the accounting treatment of revenue from customer contracts under IFRS 15.
Principal and penalties amounts related to Tax, civil, environmental and labor proceedings are under other operating income and expenses and the interest is recognized in the net financial result.
The realization of provisions for judicial liabilities and contingent liabilities arising from business combinations, with possible and remote probability of loss, are recognized under other operating income and expenses or cash depending on the court decision.
3.2.14 Share based payments
The Company’s executives and managers receive part of their compensation through share-based payment plans, settled in cash and shares.
Expenses related to these plans are recognized in the income statement as administrative expenses over the vesting period, based on the fair value determined at the grant date for equity-settled plans and remeasured at each reporting date for cash-settled plans. The changes in the fair value of cash-settled plans are recognized under administrative expenses in the statement of profit or loss. The corresponding entry is recognized in non-current liabilities for cash-settled plans and in shareholders’ equity for equity-settled plans.
3.2.15 Employee benefits
The Company offers benefits through a supplementary contribution plan to all employees, as well as medical assistance and life insurance for a determined group of former employees, and for the latter two benefits an annual actuarial appraisal is prepared by an independent actuary, and are reviewed by Management. The respective impact is recognized in employee benefit plans.
Actuarial gains and losses are recognized in other reserves when incurred. The interest incurred, resulting from changes in the present value of the actuarial liability, is recorded in the income statement within financial expenses.

3.2.16 Government grants and assistance
Government grants and assistance are recognized at fair value when it is reasonably certain that the conditions established by the granting Governmental Authority were observed, and that these subsidies will be obtained. These are recorded as deductions expenses in the income statement for the period of enjoyment of the benefit, and subsequently allocated to the tax incentives reserve under shareholders’ equity, when applicable.
3.2.17 Revenue recognition
Revenue from contracts with customers is recognized at the time when control of the products is transferred to customers, represented by the ability to determine the use of products and obtain substantially all the remaining benefits from the products.
For the Pulp operating segment, revenue recognition occurs when control is transferred to the buyer who assumes the remaining benefits of the asset and is based on the parameters provided by: (i) International Commercial Terms (“Incoterms”), when destined for the foreign market; and (ii) lead times, when destined for the internal market.
For the Paper and Consumer Goods operating segments, revenue is also recognized upon the transfer of control to the customer, based on (i) the applicable Incoterms and (ii) the lead time, for transactions carried out in both foreign and domestic markets.
Revenue is measured at the fair value of the consideration received or receivable, net of taxes, returns, rebates and discounts, and recognized in accordance with the accrual basis of accounting, when the amount can be reliably measured.
Accumulated experience is used to estimate and provide for rebates and discounts, using the expected value method, and revenue is only recognized to the extent that it is highly unlikely that a significant reversal will occur. A provision for reimbursement (included in trade accounts receivable) is recognized for expected rebates and discounts payable to customers in relation to sales made until the end of the reporting period. No significant element of financing is deemed to be present, as sales are made with short credit terms.
3.2.18 Employee and management profit sharing
Employees are entitled to profit sharing based on certain goals agreed annually. For the Administrators, the basis is the legal and statutory provisions proposed by the Board of Directors and approved by the shareholders are used as a basis. Provisions for participation are recognized in the payroll and charges against to administrative expenses during the period in which the targets are attained.
3.2.19 Material accounting judgments, estimates and assumptions
As disclosed in Note 2, Management applied judgments, estimates, and accounting assumptions to reflect future conditions and expectations. Such assumptions, based on available information and relevant economic factors, may involve uncertainties that could result in significant changes in the carrying amounts of assets, liabilities, income, and expenses in subsequent periods.
The Company reviews the estimates and underlying assumptions used in its accounting estimates on an annual basis. Revisions to the accounting estimates are recognized in the period during which the estimates are revised. The main matters subject to these estimates are presented below:
Fair value of financial instruments (Note 4):
The measurement of the fair value of financial instruments requires significant management judgment, especially for transactions contracted in over-the-counter markets or with low liquidity. These calculations involve assumptions regarding future interest rates, foreign exchange coupon curves, volatility, commodity prices, and counterparties’ credit risk, using models such as discounted cash flow and Garman-Kohlhagen for options. The estimates consider normal market conditions at the reporting date, without forced liquidation, and rely on observable inputs (rates, curves, volatilities) and unobservable inputs (spreads and risk adjustments), in accordance with IFRS 13 fair value hierarchy. Changes in these assumptions, such as variations in interest rate curves, exchange rates, or input prices, may significantly impact the fair values recognized, affecting assets, liabilities, and the results for the period.
The main risks arise from the volatility of financial markets and the sensitivity of the assumptions used in fair value measurement. Abrupt changes in exchange rates, interest rates, or commodity prices may result in significant adjustments to derivative and non-derivative financial instruments, influencing profit or loss and equity. In addition, external factors such as economic crises, regulatory changes, or reduced liquidity may affect the reliability of the estimates, increasing the subjectivity of the calculations. As these instruments are predominantly classified within Level 2 of the fair value hierarchy, there is greater reliance on internal models and unobservable inputs, which increases the degree of uncertainty. Suzano mitigates these risks through robust financial policies, daily monitoring of positions, sensitivity analyses, and periodic reviews of the assumptions used.
Annual analyses of the recoverability of taxes (Notes 9 and 12):
The annual assessment of the recoverability of taxes is essential to ensure that deferred tax assets and tax credits recognized by Suzano appropriately reflect the expectation of future realization. These assets depend on projections of taxable results, offsetting plans, and interpretations of tax legislation, requiring significant management judgment. The determination of recoverability involves assumptions regarding economic growth, future profitability, the utilization of tax losses and negative bases of corporate income tax and social contribution, as well as the assessment of risks related to uncertain tax positions in accordance with ICPC 22/IFRIC 23.
As these estimates are sensitive to changes in the economic and regulatory environment, their proper measurement is critical to the transparency and reliability of the financial statements.
The main risks arise from uncertainty regarding the generation of sufficient taxable profits to realize tax credits, as well as the possibility of changes in legislation or tax interpretations that may affect the utilization of these assets. Changes in profit projections, revisions to strategic plans, or unfavorable decisions in tax disputes may lead to the need for significant adjustments to the recorded balances. In addition, because this assessment involves judgments about future scenarios and complex tax positions, there is a risk of volatility in profit or loss and equity if the assumptions do not materialize. Suzano mitigates these risks through periodic reviews, support from legal opinions, and continuous monitoring of tax contingencies.
Fair value of biological assets (Note 13):
The measurement of the fair value of biological assets is essential to appropriately reflect, in Suzano’s financial statements, the economic value of the eucalyptus forests used as raw material in pulp production. This process involves significant assumptions, such as mean annual increment (IMA), wood prices, establishment costs, land opportunity cost, discount rate (WACC), and inflation, all based on long-term projections and region-specific conditions. As these variables are sensitive to changes in market conditions, climate, and productivity, the judgments and estimates applied by Management have a direct impact on the carrying amount of the assets and, consequently, on the Company’s results.
The main risks arise from the inherent uncertainty in the assumptions used to calculate fair value. Variations in wood prices, forest growth rates (IMA), establishment costs, or the discount rate may result in significant adjustments to biological assets and affect operating results. In addition, external factors such as regulatory changes, climatic events, pests, or fires may impact productivity and projected cash flows, increasing fair value volatility. As this measurement is classified as Level 3 in the IFRS 13 fair value hierarchy and is based on unobservable inputs, there is a higher degree of subjectivity and a need for robust controls to ensure the reliability of the information.
Annual analysis recoverable amount of goodwill (Note 16):
Goodwill is tested for recoverability annually or whenever there are indications of impairment. For testing purposes, assets are allocated to the Cash-Generating Units (CGUs) to which the goodwill is associated. The recoverable amount is determined based on value in use, calculated from discounted cash flows, considering financial projections approved by Management for a five-year horizon, plus a long-term growth rate for subsequent periods.
Key assumptions include the discount rate (WACC), which reflects the weighted average cost of capital adjusted for business risk and market conditions; the perpetuity growth rate, based on sustainable growth expectations for the sector; operating margins, estimated according to historical performance and market outlook; and revenue projections, based on macroeconomic assumptions, competitive dynamics, and strategic plans.
These assumptions involve significant judgment and are subject to uncertainties, particularly regarding the discount rate, where variations can substantially impact the recoverable amount; the growth rate, where changes can reduce the test’s safety margin; and operational performance, which may be affected by changes in the economic or competitive environment, impacting revenue and margin projections. If these assumptions do not materialize, an impairment loss may need to be recognized in future periods.
Provision for judicial liabilities (Note 20):
The Company is a party to judicial and administrative proceedings of a tax, civil, environmental and labor nature. A provision for legal contingencies is recognized when there is a present obligation arising from past events and when Management, based on the opinion of legal counsel, considers an outflow of resources to settle the obligation to be probable and the amount involved can be reliably estimated.
The amount provided is calculated taking into account the probability of loss, classified as probable, possible or remote according to legal assessment; the estimated cash outflow, based on the history of decisions, applicable case law and the procedural stage of the cases; and monetary restatement and charges, applied in accordance with applicable legislation.
Significant assumptions include legal interpretation, as changes in case law or decisions by higher courts may significantly affect the probability of loss; the estimation of amounts, which may vary as a result of new calculations, expert reports or updates to legal bases; and the regulatory environment, since legislative changes may impact the obligation or the estimated amount.
The provisions involve significant judgments and are subject to uncertainties, especially in long-term proceedings or cases involving complex matters. Should there be changes in assumptions or in legal interpretation, additional provisions may be recognized or reversals may occur in future periods.
3.3 Accounting policies not yet adopted
The new and changed standards and interpretations issued, but not yet adopted up to December 31, 2025, are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when they come into force, and does not expect them to have a material impact on the financial statements except for the IFRS 18 as disclosed below.
3.3.1 Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (applicable for annual on/or after January 1, 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities,with a new exception for some financial liabilities settled through an electronic cash transfer system;
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
3.3.2 IFRS 18 Presentation and Disclosure in Financial Statements (applicable for annual on/or after January 1, 2027)
In April 2024, the IASB issued IFRS 18 – Presentation and Disclosure in Financial Statements, which will replace IAS 1 – Presentation of Financial Statements, introducing new requirements with the aim of increasing the comparability of financial performance between entities and providing more relevant and transparent information to users of financial statements.
Although IFRS 18 does not change the recognition or measurement of items, significant impacts are expected on the presentation and disclosure of financial statements, especially with regard to the structure of the income statement, the disclosure of performance measures defined by management, the principles of aggregation and disaggregation of information, and certain aspects of the cash flow statement.
The Company is currently assessing the impacts of adopting IFRS 18 on its consolidated financial statements. Based on a preliminary assessment, the following possible effects stand out, among others: changes in the presentation of results, resulting from the new classification of revenues and expenses into standardized categories and the introduction of new subtotals; possible adjustments in the presentation of the main financial statements, with the regrouping or greater detail of certain lines, in accordance with the new principles of aggregation and disaggregation; new disclosure requirements related to performance measures defined by Management; and adjustments in the presentation of the cash flow statement, in accordance with the new requirements of the standard.
IFRS 18 is effective for fiscal years beginning on or after January 1, 2027, with retrospective application, so that comparative information for the fiscal year ended December 31, 2026, will be restated upon initial adoption of the standard.
3.3.3 IFRS 19 Subsidiaries without Public Accountability: Disclosures (applicable for annual on/or after January 1, 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.

3.3.4 Amendment to IAS 21 - Effects of Changes in Foreign Exchange Rates (applicable for annual on/or after January 1, 2027)
On 13 November 2025, the IASB issued targeted amendments to IAS 21 specifying the procedures to be applied for translating amounts from a functional currency of a non‑hyperinflationary economy into a presentation currency of a hyperinflationary economy.
3.3.5 Annual Improvements to IFRS Accounting Standards – Volume 11
These amendments are intended to enhance clarity in the wording of certain standards (IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7) and to remedy omissions, inconsistencies or unintended effects resulting from the application of such standards.